Consolidated statement of financial position - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents		$ 1,745,652	$ 672,048
Securities and other financial assets, net		123,598	95,484
Loans		5,778,424	5,505,658
Interest receivable		41,144	29,409
Allowance for loans losses		(100,785)	(81,294)
Unearned interest and deferred fees		(16,525)	(4,985)
Loans, net	[1]	5,702,258	5,448,788
Customers' liabilities under acceptances		9,696	6,369
Derivative financial instruments - assets		2,688	13,338
Equipment and leasehold improvements, net		6,686	7,420
Intangibles, net		1,633	5,425
Investment properties		0	5,119
Other assets		16,974	13,756
Total assets		7,609,185	6,267,747
Liabilities:
Demand deposits		211,381	82,064
Time deposits		2,759,441	2,846,780
Demand and Time Deposits Excluding Interest Payable		2,970,822	2,928,844
Interest payable		12,154	8,261
Total deposits		2,982,976	2,937,105
Securities sold under repurchase agreements		39,767	0
Borrowings and debt, net		3,518,446	2,211,567
Interest payable		13,763	7,555
Customers' liabilities under acceptances		9,696	6,369
Derivative financial instruments - liabilities		34,043	34,943
Allowance for loan commitments and financial guarantees contracts losses		3,289	6,845
Other liabilities		13,615	20,551
Total liabilities		6,615,595	5,224,935
Equity:
Common stock		279,980	279,980
Treasury stock		(61,076)	(63,248)
Additional paid-in capital in excess of value assigned to common stock		119,987	119,941
Capital reserves		95,210	95,210
Regulatory reserves		136,019	129,254
Retained earnings		423,050	479,712
Other comprehensive income		420	1,963
Total equity		993,590	1,042,812
Total liabilities and equity		$ 7,609,185	$ 6,267,747

[1]	The carrying value of loans at amortized cost is net of the accrued interest receivable of $41.1 million, the allowance for expected credit losses of $100.8 million and unearned interest and deferred fees of $16.5 million for December 31, 2018, and the accrued interest receivable of $29.4 million, the allowance for expected credit losses of $81.3 million and unearned interest and deferred fees of $5.0 million for December 31, 2017.